Liabilities (Details 1) - Deferred Royalty Liability - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Statement [Line Items]
Balance, Beginning	$ 151,000	$ 158,000
Accretion	26,000	28,000
Advance Royalty Payment	(35,000)	(35,000)
Balance, Ending	142,000	151,000
Current Portion	35,000
Long Term Portion	107,000
Deferred Royalty Liability	$ 142,000	$ 151,000